ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amortization expense	$ 3,414	$ 2,600	$ 3,400
Other revenue	$ 24,000